Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		lmpet9_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE MID CAP CORE FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class A, Class B, Class C, Class R and Class I shares of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	5.00	1.00	None	None	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.25	0.54	0.21	0.24[4]	0.29	0.24[4]	0.13	0.04	0.34
Total annual fund operating expenses	1.25	2.29	1.96	1.24	1.54	1.99	0.88	0.79	1.09
Fees waived and/or expenses reimbursed[5]	(0.05)	(0.09)	(0.01)	—	(0.09)	—	(0.03)	(0.04)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	2.20	1.95	1.24	1.45	1.99	0.85	0.75	1.09

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.35% for Class FI shares, 1.45% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	690	944	1,217	1,994
Class B (with redemption at end of period)	723	1,007	1,318	2,359
Class B (without redemption at end of period)	223	707	1,218	2,359
Class C (with redemption at end of period)	298	614	1,056	2,284
Class C (without redemption at end of period)	198	614	1,056	2,284
Class FI (with or without redemption at end of period)	126	393	680	1,500
Class R (with or without redemption at end of period)	148	478	832	1,828
Class R1 (with or without redemption at end of period)	202	624	1,072	2,316
Class I (with or without redemption at end of period)	87	278	485	1,081
Class IS (with or without redemption at end of period)	77	249	435	974
Class 1 (with or without redemption at end of period)	111	346	601	1,329

ClearBridge Mid Cap Core Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmpet9_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE MID CAP CORE FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a new expense limitation for Class IS shares and a lower expense limitation for Class A, Class B, Class C, Class R and Class I shares of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	5.00	1.00	None	None	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None	None	$15

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS	Class 1
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None	None
Other expenses	0.25	0.54	0.21	0.24[4]	0.29	0.24[4]	0.13	0.04	0.34
Total annual fund operating expenses	1.25	2.29	1.96	1.24	1.54	1.99	0.88	0.79	1.09
Fees waived and/or expenses reimbursed[5]	(0.05)	(0.09)	(0.01)	—	(0.09)	—	(0.03)	(0.04)	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20	2.20	1.95	1.24	1.45	1.99	0.85	0.75	1.09

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.35% for Class FI shares, 1.45% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	690	944	1,217	1,994
Class B (with redemption at end of period)	723	1,007	1,318	2,359
Class B (without redemption at end of period)	223	707	1,218	2,359
Class C (with redemption at end of period)	298	614	1,056	2,284
Class C (without redemption at end of period)	198	614	1,056	2,284
Class FI (with or without redemption at end of period)	126	393	680	1,500
Class R (with or without redemption at end of period)	148	478	832	1,828
Class R1 (with or without redemption at end of period)	202	624	1,072	2,316
Class I (with or without redemption at end of period)	87	278	485	1,081
Class IS (with or without redemption at end of period)	77	249	435	974
Class 1 (with or without redemption at end of period)	111	346	601	1,329

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Mid Cap Core Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.25%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.20%
1 year		rr_ExpenseExampleYear01	$ 690
3 years		rr_ExpenseExampleYear03	944
5 years		rr_ExpenseExampleYear05	1,217
10 years		rr_ExpenseExampleYear10	1,994
1 year		rr_ExpenseExampleNoRedemptionYear01	690
3 years		rr_ExpenseExampleNoRedemptionYear03	944
5 years		rr_ExpenseExampleNoRedemptionYear05	1,217
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,994
ClearBridge Mid Cap Core Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.29%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.20%
1 year		rr_ExpenseExampleYear01	$ 723
3 years		rr_ExpenseExampleYear03	1,007
5 years		rr_ExpenseExampleYear05	1,318
10 years		rr_ExpenseExampleYear10	2,359
1 year		rr_ExpenseExampleNoRedemptionYear01	223
3 years		rr_ExpenseExampleNoRedemptionYear03	707
5 years		rr_ExpenseExampleNoRedemptionYear05	1,218
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,359
ClearBridge Mid Cap Core Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.96%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.95%
1 year		rr_ExpenseExampleYear01	$ 298
3 years		rr_ExpenseExampleYear03	614
5 years		rr_ExpenseExampleYear05	1,056
10 years		rr_ExpenseExampleYear10	2,284
1 year		rr_ExpenseExampleNoRedemptionYear01	198
3 years		rr_ExpenseExampleNoRedemptionYear03	614
5 years		rr_ExpenseExampleNoRedemptionYear05	1,056
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,284
ClearBridge Mid Cap Core Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.24%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.24%
1 year		rr_ExpenseExampleYear01	$ 126
3 years		rr_ExpenseExampleYear03	393
5 years		rr_ExpenseExampleYear05	680
10 years		rr_ExpenseExampleYear10	1,500
1 year		rr_ExpenseExampleNoRedemptionYear01	126
3 years		rr_ExpenseExampleNoRedemptionYear03	393
5 years		rr_ExpenseExampleNoRedemptionYear05	680
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,500
ClearBridge Mid Cap Core Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.54%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.45%
1 year		rr_ExpenseExampleYear01	$ 148
3 years		rr_ExpenseExampleYear03	478
5 years		rr_ExpenseExampleYear05	832
10 years		rr_ExpenseExampleYear10	1,828
1 year		rr_ExpenseExampleNoRedemptionYear01	148
3 years		rr_ExpenseExampleNoRedemptionYear03	478
5 years		rr_ExpenseExampleNoRedemptionYear05	832
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,828
ClearBridge Mid Cap Core Fund | Class R1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.99%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.99%
1 year		rr_ExpenseExampleYear01	$ 202
3 years		rr_ExpenseExampleYear03	624
5 years		rr_ExpenseExampleYear05	1,072
10 years		rr_ExpenseExampleYear10	2,316
1 year		rr_ExpenseExampleNoRedemptionYear01	202
3 years		rr_ExpenseExampleNoRedemptionYear03	624
5 years		rr_ExpenseExampleNoRedemptionYear05	1,072
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,316
ClearBridge Mid Cap Core Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.88%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	278
5 years		rr_ExpenseExampleYear05	485
10 years		rr_ExpenseExampleYear10	1,081
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	278
5 years		rr_ExpenseExampleNoRedemptionYear05	485
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,081
ClearBridge Mid Cap Core Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.79%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.75%
1 year		rr_ExpenseExampleYear01	$ 77
3 years		rr_ExpenseExampleYear03	249
5 years		rr_ExpenseExampleYear05	435
10 years		rr_ExpenseExampleYear10	974
1 year		rr_ExpenseExampleNoRedemptionYear01	77
3 years		rr_ExpenseExampleNoRedemptionYear03	249
5 years		rr_ExpenseExampleNoRedemptionYear05	435
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 974
ClearBridge Mid Cap Core Fund | Class 1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.09%
Fees waived and/or expenses reimbursed	[4]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.09%
1 year		rr_ExpenseExampleYear01	$ 111
3 years		rr_ExpenseExampleYear03	346
5 years		rr_ExpenseExampleYear05	601
10 years		rr_ExpenseExampleYear10	1,329
1 year		rr_ExpenseExampleNoRedemptionYear01	111
3 years		rr_ExpenseExampleNoRedemptionYear03	346
5 years		rr_ExpenseExampleNoRedemptionYear05	601
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,329

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.20% for Class A shares, 2.20% for Class B shares, 1.95% for Class C shares, 1.35% for Class FI shares, 1.45% for Class R shares, 2.10% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares and total annual fund operating expenses for Class 1 shares will not exceed total annual fund operating expenses for Class A shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class FI and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.